SHAREHOLDERS' EQUITY (Details 6) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Paid-in Capital activity
Balance, beginning of year	38,398	32,293	23,115
Stock Option Plan - exercised	(4,978)	(3,108)	(1,119)
Stock Option Plan - expensed	13,486	9,213	10,297
Balance, end of year	46,906	38,398	32,293